Non-Cash Share Based Compensation Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 8,904	$ 9,927	$ 11,044
Costs of goods sold
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	1,323	1,881	2,783
General and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	6,669	7,260	7,717
Selling Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	189	126	57
Research and development costs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 723	$ 660	$ 487